Income tax - Deferred income tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	₽ (47)	₽ (1,639)	₽ (1,139)	₽ (952)
Deferred tax assets	29	208
Deferred tax liabilities	(76)	(1,847)
Deferred tax benefit/(expense) recognised in PL	2	(381)	₽ (312)
Assets and liabilities classified as held for sale
Disclosure of deferred tax
Deferred tax assets	985
Assets and liabilities, including classified as held for sale
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	938
Continuing and discontinued operations
Disclosure of deferred tax
Deferred tax benefit/(expense) recognised in PL	2,437	(269)
Deferred tax benefit/(expense) recognised in OCI	123	(52)
Intangible assets
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)		(716)
Intangible assets | Assets and liabilities, including classified as held for sale
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	104
Intangible assets | Continuing and discontinued operations
Disclosure of deferred tax
Deferred tax benefit/(expense) recognised in PL	820	61
Trade and other payables
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)		493
Trade and other payables | Assets and liabilities, including classified as held for sale
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	406
Trade and other payables | Continuing and discontinued operations
Disclosure of deferred tax
Deferred tax benefit/(expense) recognised in PL	(87)	230
Trade and other receivables
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)		6
Trade and other receivables | Assets and liabilities, including classified as held for sale
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	106
Trade and other receivables | Continuing and discontinued operations
Disclosure of deferred tax
Deferred tax benefit/(expense) recognised in PL	83	(64)
Debt instruments | Assets and liabilities, including classified as held for sale
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	143
Debt instruments | Continuing and discontinued operations
Disclosure of deferred tax
Deferred tax benefit/(expense) recognised in PL	23	(9)
Deferred tax benefit/(expense) recognised in OCI	123	(52)
Tax loss carry forwards
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)		3
Tax loss carry forwards | Assets and liabilities, including classified as held for sale
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	26
Tax loss carry forwards | Continuing and discontinued operations
Disclosure of deferred tax
Deferred tax benefit/(expense) recognised in PL	23	(24)
Loans issued
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)		(33)
Loans issued | Assets and liabilities, including classified as held for sale
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	105
Loans issued | Continuing and discontinued operations
Disclosure of deferred tax
Deferred tax benefit/(expense) recognised in PL	138	(25)
Lease obligations
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)		43
Lease obligations | Assets and liabilities, including classified as held for sale
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	86
Lease obligations | Continuing and discontinued operations
Disclosure of deferred tax
Deferred tax benefit/(expense) recognised in PL	43	(91)
Property and equipment
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)		(103)
Property and equipment | Assets and liabilities, including classified as held for sale
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	150
Property and equipment | Continuing and discontinued operations
Disclosure of deferred tax
Deferred tax benefit/(expense) recognised in PL	253	37
Taxes on unremitted earnings
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)		(1,122)
Taxes on unremitted earnings | Assets and liabilities, including classified as held for sale
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	(72)
Taxes on unremitted earnings | Continuing and discontinued operations
Disclosure of deferred tax
Deferred tax benefit/(expense) recognised in PL	1,050	(257)
Other
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)		(210)
Other | Assets and liabilities, including classified as held for sale
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	(116)
Other | Continuing and discontinued operations
Disclosure of deferred tax
Deferred tax benefit/(expense) recognised in PL	₽ 91	₽ (127)